Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

(In thousands)	Generics Segment	Specialty Segment	Total
Balance at December 31, 2011:
Goodwill	$3,196,428	$706,507	$3,902,935
Accumulated impairment losses	—	(385,000)	(385,000)
	3,196,428	321,507	3,517,935
Foreign currency translation	(2,280)	—	(2,280)
	3,194,148	321,507	3,515,655
Balance at December 31, 2012:
Goodwill	3,194,148	706,507	3,900,655
Accumulated impairment losses	—	(385,000)	(385,000)
	3,194,148	321,507	3,515,655
Goodwill acquired (1)	956,359	—	956,359
Transfers (2)	(27,602)	27,602	—
Foreign currency translation	(131,529)	—	(131,529)
	3,991,376	349,109	4,340,485
Balance at December 31, 2013:
Goodwill	3,991,376	734,109	4,725,485
Accumulated impairment losses	—	(385,000)	(385,000)
	$3,991,376	$349,109	$4,340,485
____________

(1)	See Note 3.

(2)
As a result of the January 1, 2013 reorganization of certain components between the Generics and Specialty segments, the Company was required to reassign a portion of the carrying amount of goodwill to the Specialty segment.

Components of Intangible Assets
Intangible assets consist of the following components at December 31, 2013 and 2012:

(In thousands)	Weighted Average Life (Years)	Original Cost	Accumulated Amortization	Net Book Value
December 31, 2013
Amortized intangible assets:
Patents and technologies	20	$116,631	$93,761	$22,870
Product rights and licenses	10	3,559,505	2,018,111	1,541,394
Other (1)	8	173,974	59,395	114,579
		3,850,110	2,171,267	1,678,843
In-process research and development		839,045	—	839,045
		$4,689,155	$2,171,267	$2,517,888
December 31, 2012
Amortized intangible assets:
Patents and technologies	20	$116,631	$88,288	$28,343
Product rights and licenses	10	3,459,980	1,749,424	1,710,556
Other (1)	8	111,033	51,384	59,649
		3,687,644	1,889,096	1,798,548
In-process research and development		425,909	—	425,909
		$4,113,553	$1,889,096	$2,224,457
____________

(1)	Other intangibles consist principally of customer lists and contracts.

Product Rights and Licenses by Therapeutic Category
Product rights and licenses are primarily comprised of the products marketed at the time of acquisition. These product rights and licenses relate to numerous individual products, the net book value of which, by therapeutic category, is as follows:

(In thousands)	December 31, 2013	December 31, 2012
Allergy	$95,911	$111,386
Anti-infectives	194,220	145,109
Antineoplastic	147,414	51,251
Cardiovascular	235,777	309,062
Central Nervous System	211,205	273,102
Dermatological	79,576	93,644
Endocrine and Metabolic	72,400	80,702
Gastrointestinal	95,184	121,823
Respiratory System	147,448	218,658
Other (1)	262,259	305,819
	$1,541,394	$1,710,556
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.